Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	[2]
Statement of comprehensive income [abstract]
Net earnings (loss)	$ 61,862	$ (108,906)	[1],[3]
Debt instruments at FVOCI – changes in fair value	989	(286)	[4]
Debt instruments at FVOCI – reclassified to net earnings (loss)	4	(395)	[4]
Foreign operations – unrealized foreign currency translation differences	157,347	(95,281)	[5]
Cash flow hedges – effective portion of changes in fair value	14,450	41,201	[6]
Cash flow hedges – reclassified to net earnings (loss)	(34,916)	(45,271)	[6]
Other comprehensive income (loss)	137,874	(100,032)
Total comprehensive income (loss)	199,736	(208,938)
Total comprehensive income (loss) attributable to:
Shareholders of The Stars Group Inc.	200,724	(200,553)
Non-controlling interest	(988)	(8,385)
Total comprehensive income (loss)	$ 199,736	$ (208,938)

[1]	Certain amounts were reclassified in the comparative periods. See note 2.
[2]	The Corporation applied IFRS 16 from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.
[3]	The Corporation applied IFRS 16, Leases (“IFRS 16”) from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.
[4]	For debt instruments measured at fair value through other comprehensive income (“FVOCI”), the amounts are presented net of aggregate income tax recovery of $0.2 million for the year ended December 31, 2019 (December 31, 2018 - net of income tax recovery of $0.1 million).
[5]	For unrealized foreign currency translation differences in connection with foreign operations, the amounts are presented net of aggregate income tax of $26.1 million for the year ended December 31, 2019 (December 31, 2018 - net of income tax of $nil).
[6]	For other comprehensive income in relation to cash flow hedges, the amounts are presented net of aggregate income tax of $nil for the year ended December 31, 2019 (December 31, 2018 - net of income tax of $nil).